Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000000939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		$ 10,000		$ 10,006	$ 9,950	$ 10,739	$ 10,945	$ 11,225	$ 10,344	$ 10,552	$ 11,103	$ 11,211	$ 11,477
C000000938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,024	9,992	10,820	11,047	11,366	10,492	10,729	11,318	11,466	11,757
C000000959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		11,719	15,113	13,308	15,493	21,080	18,080	18,468	20,310	22,489	26,690
C000000960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		11,694	15,040	13,205	15,345	20,819	17,822	18,157	19,915	22,000	26,046
C000000962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		11,959	12,367	11,533	12,257	15,034	11,642	14,161	16,336	18,305	21,759
C000000961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		11,980	12,421	11,614	12,365	15,213	11,807	14,395	16,656	18,702	22,295
C000000963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		12,636	12,161	11,591	13,126	16,563	12,868	13,000	14,354	15,984	21,451
C000000964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		12,605	12,109	11,505	12,983	16,355	12,672	12,783	14,071	15,619	20,922
C000000966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		11,149	12,431	12,353	13,898	17,134	14,932	16,021	18,722	20,803	23,672
C000000965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		11,173	12,498	12,442	14,032	17,341	15,153	16,293	19,088	21,264	24,264
C000000967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,087	9,977	10,963	11,674	11,733	10,302	10,194	10,927	11,250	11,394
C000000968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		10,063	9,927	10,880	11,557	11,592	10,155	10,016	10,710	11,000	11,117
S And P Municipal Bond Investment Grade Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Investment Grade Intermediate Index
Accumulated Value		10,000		10,111	10,074	10,923	11,304	11,584	10,745	10,935	11,506	11,750	12,074
Bloomberg Municipal 3 15 Years Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 3-15 Years Blend Index
Accumulated Value	[1]	10,000		10,118	10,105	10,947	11,330	11,639	10,808	10,991	11,554	11,795	12,116
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Index (broad-based index)
Accumulated Value		10,000		10,092	10,154	10,992	11,339	11,729	10,781	10,974	11,660	11,711	12,198
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Municipal Bond Index (broad-based index)
Accumulated Value	[1]	10,000		10,088	10,137	11,021	11,379	11,765	10,750	10,933	11,599	11,608	12,085
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index (broad-based index)
Accumulated Value		10,000		11,606	13,956	14,139	17,170	22,844	19,810	22,734	28,677	33,219	39,898
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Accumulated Value		10,000		11,491	14,415	12,557	13,313	19,581	16,080	16,828	19,936	21,565	27,269
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE® Index
Accumulated Value		10,000		11,764	12,280	11,880	12,608	15,902	12,753	15,038	17,956	20,446	24,869
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Accumulated Value		10,000		12,453	12,368	11,829	13,543	16,403	12,827	12,988	14,945	17,456	24,305
Morningstar Moderate Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Moderate Target Risk Index
Accumulated Value		10,000		11,009	11,819	12,266	13,640	16,170	13,948	14,852	17,162	18,945	21,486
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,049	9,943	10,955	11,664	11,654	10,312	10,189	10,933	11,276	11,489
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index (broad-based index)
Accumulated Value		$ 10,000		$ 11,622	$ 13,907	$ 14,313	$ 17,452	$ 22,890	$ 20,322	$ 23,559	$ 29,950	$ 34,703	$ 41,773

[1]	Effective February 2, 2026, the Bloomberg indices are the Fund’s benchmarks. Performance of the S&P indices will not be shown in the future.